PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$ 11,141
230	Omnicom Group, Inc.	20,631
		31,772
	AEROSPACE & DEFENSE - 1.7%
558	Boeing Company (The)(a)	101,562
240	General Dynamics Corporation	69,634
364	Howmet Aerospace, Inc.	28,257
48	Huntington Ingalls Industries, Inc.	11,824
234	L3Harris Technologies, Inc.	52,552
230	Lockheed Martin Corporation	107,433
174	Northrop Grumman Corporation	75,855
1,536	RTX Corporation	154,199
45	Teledyne Technologies, Inc.(a)	17,459
253	Textron, Inc.	21,723
46	TransDigm Group, Inc.	58,770
		699,268
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,239	NIKE, Inc., Class B	93,383
52	Ralph Lauren Corporation	9,103
310	Tapestry, Inc.	13,265
		115,751
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	46,564
120	BlackRock, Inc.	94,479
1,157	Charles Schwab Corporation (The)	85,260
264	Franklin Resources, Inc.	5,900
392	Invesco Ltd.	5,864
186	Raymond James Financial, Inc.	22,991
217	T Rowe Price Group, Inc.	25,022
		286,080
	AUTOMOTIVE - 0.3%
235	Aptiv PLC(a)	16,549
198	BorgWarner, Inc.	6,384

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	AUTOMOTIVE - 0.3% (Continued)
3,772	Ford Motor Company	$ 47,301
1,149	General Motors Company	53,382
		123,616
	BANKING - 3.2%
7,503	Bank of America Corporation	298,394
2,039	Citigroup, Inc.	129,395
442	Citizens Financial Group, Inc.	15,925
147	Comerica, Inc.	7,503
730	Fifth Third Bancorp	26,638
1,082	Huntington Bancshares, Inc.	14,261
2,363	JPMorgan Chase & Company	477,941
1,054	KeyCorporation	14,977
442	PNC Financial Services Group, Inc. (The)	68,722
975	Regions Financial Corporation	19,539
3,798	Wells Fargo & Company	225,563
		1,298,858
	BEVERAGES - 1.4%
3,879	Coca-Cola Company (The)	246,898
162	Constellation Brands, Inc., Class A	41,679
179	Molson Coors Beverage Company, Class B	9,099
790	Monster Beverage Corporation(a)	39,461
1,355	PepsiCo, Inc.	223,480
		560,617
	BIOTECH & PHARMA - 5.0%
1,693	AbbVie, Inc.	290,383
577	Amgen, Inc.	180,284
762	Eli Lilly & Company	689,900
2,102	Johnson & Johnson	307,228
2,403	Merck & Company, Inc.	297,491
80	Regeneron Pharmaceuticals, Inc.(a)	84,082
258	Vertex Pharmaceuticals, Inc.(a)	120,930
359	Zoetis, Inc.	62,236
		2,032,534

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	CABLE & SATELLITE - 0.4%
4,450	Comcast Corporation, Class A	$ 174,262

	CHEMICALS - 1.5%
224	Air Products and Chemicals, Inc.	57,803
103	Albemarle Corporation	9,839
92	Avery Dennison Corporation	20,116
119	Celanese Corporation	16,052
239	CF Industries Holdings, Inc.	17,715
764	Corteva, Inc.	41,210
723	Dow, Inc.	38,355
676	DuPont de Nemours, Inc.	54,411
126	Eastman Chemical Company	12,344
506	Linde plc	222,039
228	LyondellBasell Industries N.V., Class A	21,810
362	Mosaic Company (The)	10,462
241	PPG Industries, Inc.	30,339
252	Sherwin-Williams Company (The)	75,205
		627,700
	COMMERCIAL SUPPORT SERVICES - 0.5%
74	Cintas Corporation	51,819
211	Republic Services, Inc.	41,006
114	Robert Half, Inc.	7,294
210	Rollins, Inc.	10,246
410	Waste Management, Inc.	87,469
		197,834
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	36,301
143	Vulcan Materials Company	35,561
		71,862
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	14,963
392	International Paper Company	16,915
94	Packaging Corporation of America	17,160

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	CONTAINERS & PACKAGING - 0.2% (Continued)
314	Westrock Company	$ 15,782
		64,820
	DATA CENTER REIT - 0.4%
206	Digital Realty Trust, Inc.	31,322
82	Equinix, Inc.	62,041
		93,363
	DIVERSIFIED INDUSTRIALS - 1.6%
151	Dover Corporation	27,248
364	Eaton Corporation PLC	114,132
611	Emerson Electric Company	67,308
1,155	General Electric Company	183,611
728	Honeywell International, Inc.	155,457
296	Illinois Tool Works, Inc.	70,140
154	Pentair PLC	11,807
		629,703
	E-COMMERCE DISCRETIONARY - 4.0%
8,300	Amazon.com, Inc.(a)	1,603,975
740	eBay, Inc.	39,753
		1,643,728
	ELECTRIC UTILITIES - 2.0%
691	AES Corporation (The)	12,141
279	Alliant Energy Corporation	14,201
277	Ameren Corporation	19,697
540	American Electric Power Company, Inc.	47,380
521	CenterPoint Energy, Inc.	16,141
327	CMS Energy Corporation	19,466
298	Consolidated Edison, Inc.	26,647
341	Constellation Energy Corporation	68,292
204	DTE Energy Company	22,646
685	Duke Energy Corporation	68,658
399	Edison International	28,652
214	Entergy Corporation	22,898
1,024	Exelon Corporation	35,441
621	FirstEnergy Corporation	23,766

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	ELECTRIC UTILITIES - 2.0% (Continued)
1,908	NextEra Energy, Inc.	$ 135,104
238	NRG Energy, Inc.	18,531
815	PPL Corporation	22,535
561	Public Service Enterprise Group, Inc.	41,346
622	SEMPRA	47,309
1,131	Southern Company (The)	87,732
		778,583
	ELECTRICAL EQUIPMENT - 1.3%
140	A O Smith Corporation	11,449
96	Allegion plc	11,342
218	AMETEK, Inc.	36,343
1,168	Amphenol Corporation, Class A	78,688
729	Carrier Global Corporation	45,985
316	Fortive Corporation	23,416
288	GE Vernova, LLC(a)	49,395
810	Johnson Controls International plc	53,841
193	Keysight Technologies, Inc.(a)	26,393
397	Otis Worldwide Corporation	38,215
103	Rockwell Automation, Inc.	28,354
321	TE Connectivity Ltd.	48,288
249	Trane Technologies PLC	81,903
		533,612
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Solutions, Inc.	18,721
155	Quanta Services, Inc.	39,384
		58,105
	ENTERTAINMENT CONTENT - 0.2%
319	Electronic Arts, Inc.	44,447
339	Fox Corporation, Class A	11,651
154	Fox Corporation - Class B, CLASS B	4,931
122	Take-Two Interactive Software, Inc.(a)	18,970
		79,999
	FOOD - 0.6%
524	Conagra Brands, Inc.	14,892

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	FOOD - 0.6% (Continued)
649	General Mills, Inc.	$ 41,056
168	Hershey Company (The)	30,883
269	Kellanova	15,516
635	Kraft Heinz Company (The)	20,460
139	Lamb Weston Holdings, Inc.	11,687
1,397	Mondelez International, Inc., A	91,420
		225,914
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	25,961
132	Atmos Energy Corporation	15,398
372	NiSource, Inc.	10,717
		52,076
	HEALTH CARE FACILITIES & SERVICES - 2.9%
291	Cardinal Health, Inc.	28,611
157	Cencora, Inc.	35,372
657	Centene Corporation(a)	43,559
325	Cigna Group (The)	107,435
1,386	CVS Health Corporation	81,857
88	DaVita, Inc.(a)	12,194
252	Elevance Health, Inc.	136,549
257	HCA Healthcare, Inc.	82,569
142	Henry Schein, Inc.(a)	9,102
135	Humana, Inc.	50,443
174	IQVIA Holdings, Inc.(a)	36,791
95	Labcorp Holdings, Inc.	19,333
190	McKesson Corporation	110,968
130	Quest Diagnostics, Inc.	17,794
738	UnitedHealth Group, Inc.	375,834
76	Universal Health Services, Inc., Class B	14,055
		1,162,466
	HEALTH CARE REIT - 0.1%
373	Ventas, Inc.	19,120
410	Welltower, Inc.	42,743
		61,863

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	HOME CONSTRUCTION - 0.4%
274	DR Horton, Inc.	$ 38,615
287	Lennar Corporation, Class A	43,013
287	Masco Corporation	19,134
3	NVR, Inc.(a)	22,766
213	PulteGroup, Inc.	23,451
		146,979
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	12,568

	HOUSEHOLD PRODUCTS - 1.2%
272	Church & Dwight Company, Inc.	28,201
826	Colgate-Palmolive Company	80,155
2,385	Procter & Gamble Company (The)	393,334
		501,690
	INDUSTRIAL REIT - 0.3%
866	Prologis, Inc.	97,260

	INDUSTRIAL SUPPORT SERVICES - 0.3%
550	Fastenal Company	34,562
66	United Rentals, Inc.	42,684
41	WW Grainger, Inc.	36,992
		114,238
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
922	Bank of New York Mellon Corporation (The)	55,219
118	Cboe Global Markets, Inc.	20,067
387	CME Group, Inc.	76,084
326	Goldman Sachs Group, Inc. (The)	147,457
588	Intercontinental Exchange, Inc.	80,491
1,418	Morgan Stanley	137,816
351	Nasdaq, Inc.	21,151
231	Northern Trust Corporation	19,399
384	State Street Corporation	28,416
		586,100

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	INSURANCE - 4.6%
795	Aflac, Inc.	$ 71,001
356	Allstate Corporation (The)	56,839
753	American International Group, Inc.	55,903
220	Aon PLC, Class A	64,588
164	Arthur J Gallagher & Company	42,527
67	Assurant, Inc.	11,139
2,072	Berkshire Hathaway, Inc., Class B(a)	842,889
464	Chubb Ltd.	118,357
237	Cincinnati Financial Corporation	27,990
38	Everest Re Group Ltd.	14,479
111	Globe Life, Inc.	9,133
396	Hartford Financial Services Group, Inc. (The)	39,814
259	Loews Corporation	19,358
532	Marsh & McLennan Companies, Inc.	112,103
806	MetLife, Inc.	56,573
227	Principal Financial Group, Inc.	17,808
652	Progressive Corporation (The)	135,426
407	Prudential Financial, Inc.	47,696
293	Travelers Companies, Inc. (The)	59,579
219	W R Berkley Corporation	17,209
134	Willis Towers Watson PLC	35,127
		1,855,538
	INTERNET MEDIA & SERVICES - 6.1%
5,680	Alphabet, Inc., Class A	1,034,612
4,960	Alphabet, Inc., Class C	909,763
41	Booking Holdings, Inc.	162,422
121	Expedia Group, Inc.(a)	15,245
463	Netflix, Inc.(a)	312,469
		2,434,511
	LEISURE FACILITIES & SERVICES - 1.6%
369	Carnival Corporation(a)	6,908
1,150	Chipotle Mexican Grill, Inc.(a)	72,048
113	Darden Restaurants, Inc.	17,099
38	Domino's Pizza, Inc.	19,621

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	LEISURE FACILITIES & SERVICES - 1.6% (Continued)
284	Hilton Worldwide Holdings, Inc.	$ 61,969
127	Live Nation Entertainment, Inc.(a)	11,905
258	Marriott International, Inc., Class A	62,377
707	McDonald's Corporation	180,171
475	MGM Resorts International(a)	21,109
210	Norwegian Cruise Line Holdings Ltd.(a)	3,946
166	Royal Caribbean Cruises Ltd.(a)	26,465
1,246	Starbucks Corporation	97,000
92	Wynn Resorts Ltd.	8,234
319	Yum! Brands, Inc.	42,255
		631,107
	MACHINERY - 1.2%
581	Caterpillar, Inc.	193,532
323	Deere & Company	120,682
73	IDEX Corporation	14,688
342	Ingersoll Rand, Inc.	31,067
109	Parker-Hannifin Corporation	55,133
51	Snap-on, Inc.	13,331
205	Veralto Corporation	19,571
186	Xylem, Inc.	25,227
		473,231
	MEDICAL EQUIPMENT & DEVICES - 3.2%
1,715	Abbott Laboratories	178,206
44	ABIOMED, Inc. - CVR(a)	–
299	Agilent Technologies, Inc.	38,759
1,472	Boston Scientific Corporation(a)	113,359
192	Cooper Companies, Inc. (The)	16,762
615	Danaher Corporation	153,658
376	DexCom, Inc.(a)	42,631
681	Edwards Lifesciences Corporation(a)	62,904
385	GE HealthCare Technologies, Inc.	29,999
249	Hologic, Inc.(a)	18,488
79	IDEXX Laboratories, Inc.(a)	38,489
342	Intuitive Surgical, Inc.(a)	152,139

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
23	Mettler-Toledo International, Inc.(a)	$ 32,145
139	ResMed, Inc.	26,607
83	STERIS plc	18,222
335	Stryker Corporation	113,984
395	Thermo Fisher Scientific, Inc.	218,434
61	Waters Corporation(a)	17,697
74	West Pharmaceutical Services, Inc.	24,375
		1,296,858
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	64,978

	OIL & GAS PRODUCERS - 3.9%
372	APA Corporation	10,952
1,850	Chevron Corporation	289,377
1,271	ConocoPhillips	145,377
411	Coterra Energy, Inc.	10,961
376	Devon Energy Corporation	17,822
160	Diamondback Energy, Inc.	32,030
573	EOG Resources, Inc.	72,124
4,798	Exxon Mobil Corporation	552,346
270	Hess Corporation	39,830
777	Marathon Oil Corporation	22,277
637	Marathon Petroleum Corporation	110,507
850	Occidental Petroleum Corporation	53,576
436	ONEOK, Inc.	35,556
424	Phillips 66	59,856
398	Valero Energy Corporation	62,390
1,200	Williams Companies, Inc. (The)	51,000
		1,565,981
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	22,825
865	Halliburton Company	29,220
1,377	Schlumberger N.V.	64,967
		117,012

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	$ 8,437
101	News Corporation, Class B	2,867
		11,304
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	29,406

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	28,344
334	Equity Residential	23,160
64	Essex Property Trust, Inc.	17,421
117	Mid-America Apartment Communities, Inc.	16,685
		85,610
	RETAIL - CONSUMER STAPLES - 1.8%
392	Costco Wholesale Corporation	333,196
247	Dollar Tree, Inc.(a)	26,372
900	Kroger Company (The)	44,937
455	Target Corporation	67,358
3,789	Walmart, Inc.	256,553
		728,416
	RETAIL - DISCRETIONARY - 2.3%
23	AutoZone, Inc.(a)	68,174
216	Bath & Body Works, Inc.	8,435
213	Best Buy Company, Inc.	17,954
149	Genuine Parts Company	20,610
1,006	Home Depot, Inc. (The)	346,304
767	Lowe's Companies, Inc.	169,093
75	O'Reilly Automotive, Inc.(a)	79,205
356	Ross Stores, Inc.	51,734
1,188	TJX Companies, Inc. (The)	130,799
114	Tractor Supply Company	30,780
61	Ulta Beauty, Inc.(a)	23,538
		946,626
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	6,967

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	RETAIL REIT - 0.1% (Continued)
425	Kimco Realty Corporation	$ 8,271
155	Regency Centers Corporation	9,641
323	Simon Property Group, Inc.	49,031
		73,910
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	19,115
151	Public Storage	43,435
		62,550
	SEMICONDUCTORS - 10.3%
909	Advanced Micro Devices, Inc.(a)	147,449
531	Analog Devices, Inc.	121,206
984	Applied Materials, Inc.	232,214
410	Broadcom, Inc.	658,268
153	KLA Corporation	126,150
135	Lam Research Corporation	143,755
432	Microchip Technology, Inc.	39,528
942	Micron Technology, Inc.	123,901
17,560	NVIDIA Corporation	2,169,363
1,140	QUALCOMM, Inc.	227,065
899	Texas Instruments, Inc.	174,882
		4,163,781
	SOFTWARE - 11.7%
441	Adobe, Inc.(a)	244,993
150	Akamai Technologies, Inc.(a)	13,512
83	ANSYS, Inc.(a)	26,685
224	Autodesk, Inc.(a)	55,429
261	Cadence Design Systems, Inc.(a)	80,323
650	Fortinet, Inc.(a)	39,176
581	Gen Digital, Inc.	14,513
246	Intuit, Inc.	161,674
7,444	Microsoft Corporation	3,327,095
2,082	Oracle Corporation	293,978
95	Roper Technologies, Inc.	53,548
771	Salesforce, Inc.	198,224

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	SOFTWARE - 11.7% (Continued)
169	ServiceNow, Inc.(a)	$ 132,947
135	Synopsys, Inc.(a)	80,333
40	Tyler Technologies, Inc.(a)	20,111
		4,742,541
	SPECIALTY FINANCE - 0.7%
643	American Express Company	148,886
431	Capital One Financial Corporation	59,672
286	Discover Financial Services	37,412
541	Synchrony Financial	25,530
		271,500
	SPECIALTY REITS - 0.1%
316	Iron Mountain, Inc.	28,320

	STEEL - 0.1%
304	Nucor Corporation	48,056

	TECHNOLOGY HARDWARE - 9.1%
14,818	Apple, Inc.	3,120,966
204	Arista Networks, Inc.(a)	71,498
4,461	Cisco Systems, Inc.	211,942
61	F5, Inc.(a)	10,506
149	Garmin Ltd.	24,275
1,288	Hewlett Packard Enterprise Company	27,267
1,352	HP, Inc.	47,347
342	Juniper Networks, Inc.	12,469
161	Motorola Solutions, Inc.	62,154
217	NetApp, Inc.	27,950
217	Seagate Technology Holdings PLC	22,410
302	Western Digital Corporation(a)	22,883
		3,661,667
	TECHNOLOGY SERVICES - 4.5%
643	Accenture PLC, Class A	195,093
435	Automatic Data Processing, Inc.	103,830
115	Broadridge Financial Solutions, Inc.	22,655

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	TECHNOLOGY SERVICES - 4.5% (Continued)
142	CDW Corporation	$ 31,785
114	Equifax, Inc.	27,640
568	Fiserv, Inc.(a)	84,655
88	Gartner, Inc.(a)	39,517
897	International Business Machines Corporation	155,136
80	Jack Henry & Associates, Inc.	13,282
124	Leidos Holdings, Inc.	18,089
855	Mastercard, Inc., Class A	377,192
166	Moody's Corporation	69,874
83	MSCI, Inc.	39,985
311	Paychex, Inc.	36,872
293	S&P Global, Inc.	130,678
170	Verisk Analytics, Inc.	45,824
1,637	Visa, Inc., Class A	429,664
		1,821,771
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.	74,700

	TOBACCO & CANNABIS - 0.6%
1,895	Altria Group, Inc.	86,317
1,586	Philip Morris International, Inc.	160,710
		247,027
	TRANSPORTATION & LOGISTICS - 1.4%
442	American Airlines Group, Inc.(a)	5,008
134	CH Robinson Worldwide, Inc.	11,808
2,331	CSX Corporation	77,972
620	Delta Air Lines, Inc.	29,413
179	Expeditors International of Washington, Inc.	22,337
221	FedEx Corporation	66,265
89	JB Hunt Transport Services, Inc.	14,240
253	Norfolk Southern Corporation	54,317
188	Old Dominion Freight Line, Inc.	33,201
646	Union Pacific Corporation	146,163
244	United Airlines Holdings, Inc.(a)	11,873

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4% (Continued)
706	United Parcel Service, Inc., B	$ 96,616
		569,213
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	41,263
534	PACCAR, Inc.	54,969
178	Westinghouse Air Brake Technologies Corporation	28,133
		124,365
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	36,995
526	Sysco Corporation	37,552
		74,547
	WHOLESALE - DISCRETIONARY - 0.2%
704	Copart, Inc.(a)	38,129
268	LKQ Corporation	11,146
39	Pool Corporation	11,986
		61,261

	TOTAL COMMON STOCKS (Cost $18,343,256)	39,329,008

	SHORT-TERM INVESTMENT — 3.2%
	MONEY MARKET FUND - 3.2%
1,281,361	First American Government Obligations Fund, Class X, 5.23% (Cost $1,281,361)(c)	1,281,361

	TOTAL INVESTMENTS - 100.8% (Cost $19,624,617)	$ 40,610,369
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(304,581)
	NET ASSETS - 100.0%	$ 40,305,788

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.